Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contracts with Customers
Schedule of disaggregation of revenue

The following table summarizes volume-based and non-volume related revenue from contracts with external customers for the year ended December 31, 2018:

	Year Ended December 31, 2018
(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Total
Volume-based revenues	$903,831	1,268,151	804,231	$2,976,213
Non-volume related revenues	964,474	85,468	2,056	1,051,998
Total revenues	$1,868,305	1,353,619	806,287	$4,028,211

Schedule of disaggregation of revenue by currency

The following table summarizes revenue from contracts with customers, by currency, for the year ended December 31, 2018:

	Year Ended December 31, 2018
(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Total
U.S. Dollar	$1,482,772	1,352,852	806,287	$3,641,911
British Pound Sterling	253,185	-	-	253,185
Euro	103,785	-	-	103,785
Other	28,563	767	-	29,330
Total revenues	$1,868,305	1,353,619	806,287	$4,028,211

Schedule of performance obligations

(in thousands)	2019	2020	2021	2022 - 2029	Total
Unsatisfied or partially unsatisfied performance obligations	$693,978	602,463	505,287	799,026	$2,600,754

Schedule of contract balances

The following table provides information about accounts receivable, contract assets and contract liabilities from contracts with customers:

	As of
(in thousands)	December 31, 2018	January 1, 2018
Accounts receivable	$450,322	$412,322
Contract assets (short-term and long-term)	78,789	87,812
Contract liabilities (short-term and long-term)	68,716	76,541

Schedule of changes in contract balances

Excluding the impact of the initial adoption of ASC 606 as of January 1, 2018, significant changes in the contract assets and liabilities balances during the year ended December 31, 2018 are as follows:

	Year Ended December 31, 2018
(in thousands)	Contract Assets Increase/(Decrease)	Contract Liabilities (Increase)/Decrease
Signing incentive additions	$24,837	$55
Signing incentive amortization	(29,244)	(7,330)
Revenue recognized in advance of billings	4,956	2,099
Billed amounts transferred to receivables	(4,772)	(2,668)
Cash received from customers	(7,531)	(136,295)
Deferred revenue that was recognized as revenue	9,110	140,558

Schedule of significant changes in the contract assets and liabilities

The following table provides information about accounts receivable, contract assets and contract liabilities from contracts with customers:

	As of
(in thousands)	December 31, 2018	January 1, 2018
Accounts receivable	$450,322	$412,322
Contract assets (short-term and long-term)	78,789	87,812
Contract liabilities (short-term and long-term)	68,716	76,541

Schedule of the impact of adoption of ASC 606 on the Company's consolidated balance sheets, statements of income, and statements of cash flows

The disclosure of the impact of adoption of ASC 606 on the Company’s consolidated balance sheets, statements of income, and statements of cash flows was as follows:

	As of December 31, 2018
(in thousands)	As Reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Assets:
Prepaid expenses and other current assets	$188,355	$190,417	$(2,062)
Contract assets (short-term and long-term)	78,789	-	78,789
Contract cost assets	145,598	252,550	(106,952)
Deferred income tax assets	7,773	6,896	877
Other assets	116,905	122,323	(5,418)
Liabilities:
Contract liabilities (short-term and long-term)	68,716	91,678	(22,962)
Other liabilities (short-term and long-term)	344,044	345,625	(1,581)
Shareholders’ equity:
Accumulated other comprehensive loss, net	(60,223)	(59,842)	(381)
Retained earnings	3,478,650	3,488,492	(9,842)

	Year Ended December 31, 2018
(in thousands, except per share data)	As Reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Total revenues	$4,028,211	$5,716,741	$(1,688,530)
Total operating expenses	3,205,473	4,887,026	(1,681,553)
Operating income	822,738	829,715	(6,977)
Income taxes	127,003	128,585	(1,582)
Net income	577,917	583,314	(5,397)
Net income attributable to TSYS common shareholders	576,656	582,053	(5,397)
Basic earnings per share (EPS) attributable to TSYS common shareholders[1]	3.17	3.20	(0.03)
Diluted EPS attributable to TSYS common shareholders[1]	3.14	3.16	(0.03)

[1]	EPS Amounts may not total due to rounding.

	Year Ended December 31, 2018
(in thousands)	As Reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Cash flows from operating activities:
Net income	$577,917	$583,314	$(5,397)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	408,573	470,804	(62,231)
Changes in contract assets and contract liabilities	(2,771)	(35,754)	32,983
Changes in contract cost assets	3,316	-	3,316
Changes in other current and other long-term liabilities	(55,602)	(54,524)	(1,078)

Cash flows from investing activities:
Additions to contract cost assets	-	(32,407)	32,407